Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consists of the following:

(in thousands)	June 30, 2021	December 31, 2020
Raw material	$989	$1,669
Work in process	219	79
Finished goods	6,718	4,805

Total inventory	$7,926	$6,553

Inventory consists of the following:

	December 31,
(in thousands)	2020	2019
Raw material	$1,669	$900
Work in process	79	23
Finished goods	4,805	4,859

Total inventory	$6,553	$5,782